Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial instruments not measured at fair value on a recurring basis
Accrued liabilities	$ 33,134	$ 32,894
Total
Financial instruments not measured at fair value on a recurring basis
Long-term debt, including current portion		3,223,337
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,503	34,071
Long-term debt, including current portion	3,178,764	3,223,337
Vendor financing, including current portion	149,651	179,500
Accrued liabilities	33,134	32,894
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,503	34,071
Long-term debt, including current portion	3,178,764	3,223,337
Vendor financing, including current portion	149,651	179,500
Accrued liabilities	$ 33,134	$ 32,894